OPERATING LEASES	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
OPERATING LEASES

11.   OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms range from 0.67 to 3.75 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheet.

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Right-of-use assets	6,553	4,135
Impairment of right-of-use assets	(387)	—
Right-of-use assets, net	6,166	4,135

Operating lease liabilities - current	2,213	1,367
Operating lease liabilities - non-current	4,569	2,837
Total operating lease liabilities	6,782	4,204

For the year ended December 31, 2020, the Group had operating lease costs from continuing operations of US$121 and recorded short-term lease costs of US$405. For the year ended December 31, 2021, the Group had operating lease costs from continuing operations of US$1,223 and recorded short-term lease costs of US$270. For the year ended December 31, 2022, the Group had operating lease costs from continuing operations of US$1,611 and recorded short-term lease costs of US$976. Cash paid for amounts included in the measurement of operating lease liabilities were US$52, US$735 and US$1,725 for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, the weighted average remaining lease term was 3.65 years and the weighted average discount rate was 3.35%.

The impairment of right-of-use assets of US$387 for the year ended December 31, 2021, was related to the impairment of Loto Interactive due to the closure of data centers business in Sichuan, China and was recorded in the other operating expenses in the statement of comprehensive loss.

11.   OPERATING LEASES (continued)

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

US$

2023	1,345
2024	1,134
2025	1,134
2026	850
Total	4,463
Less: imputed interest	(259)
Present value of lease liabilities	4,204